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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment [_]; Amendment Number: ________

   This Amendment (Check only one.): [_] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TRB Advisors LP*
Address: 767 Fifth Avenue, 12/th/ Floor
         New York, NY 10153

13F File Number: 028-14415

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Timothy R. Barakett
Title:   Chairman and Founder
Phone:   212-256-8500

Signature, Place, and Date of Signing:

 /s/ Timothy R. Barakett       New York, New York          November 16, 2012
------------------------   -------------------------    -----------------------
      [Signature]                 [City, State]                [Date]

*    The general partner of TRB Advisors LP is TRB Group Holdings LLC.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form13F Information Table Entry Total:         13

Form13F Information Table Value Total:    $36,791
                                       (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

                                                    VALUE   SHARES / SH / PUT / INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN  CALL  DISCRETION MANAGERS   SOLE   SHARED NONE
------------------------- -------------- --------- -------- -------- ---- ----- ---------- -------- -------- ------ ----
AMERICAN INTL GROUP INC   COM NEW        026874784   1,640    50,000 SH         SOLE                 50,000
APPLE INC                 COM            037833100   1,334     2,000 SH         SOLE                  2,000
AUTONATION INC            COM            05329W102   1,310    30,000 SH         SOLE                 30,000
BP PLC                    SPONSORED ADR  055622104   1,483    35,000 SH         SOLE                 35,000
CENTRAL PAC FINL CORP     COM NEW        154760409  11,440   800,000 SH         SOLE                800,000
CROWN CASTLE INTL CORP    COM            228227104   1,923    30,000 SH         SOLE                 30,000
GOOGLE INC                CL A           38259P508   1,509     2,000 SH         SOLE                  2,000
JPMORGAN CHASE & CO       COM            46625H100   1,417    35,000 SH         SOLE                 35,000
MASTERCARD INC            CL A           57636Q104   1,354     3,000 SH         SOLE                  3,000
PROCTER & GAMBLE CO       COM            742718109   8,670   125,000 SH         SOLE                125,000
UNION PAC CORP            COM            907818108   1,781    15,000 SH         SOLE                 15,000
UNITED PARCEL SERVICE INC CL B           911312106   1,252    17,500 SH         SOLE                 17,500
VISA INC                  COM CL A       92826C839   1,678    12,500 SH         SOLE                 12,500